Disposals of businesses and deconsolidation of subsidiary (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Investment Holdings, Schedule of Investments
The gain recognized on deconsolidation, which all relates to the remeasurement of the Company's retained interests in Seadrill Partners and its subsidiaries is as follows:

(In US$ millions)	As at January 2, 2014
Fair value of investment in Seadrill Partners (a)	3,724
Carrying value of the non-controlling interest in Seadrill Partners	115
Subtotal	3,839
Less:
Carrying value of Seadrill Partners’ net assets	1,260
Goodwill allocated to Seadrill Partners	240
Gain on deconsolidation of Seadrill Partners	2,339

(a)    Fair value of investments and continuing involvement with investees
The estimated fair value of the Company's residual interest in Seadrill Partners comprised of the following:

(In US$ millions)	As of January 2, 2014
Common units (i)	671
Subordinated units (ii)	427
Seadrill Member Interest and Incentive Distribution Rights ("IDRs") (iii)	244
Direct ownership interests (iv)	2,382
Total	3,724
(i) Common units (marketable securities)
As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company's holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by US GAAP.
These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of other comprehensive income unless an unrealized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations and realized. Dividend income from the common units is recognized in the consolidated statement of operations.

(ii) Subordinated units
As of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.
The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.

(iii) Seadrill Member Interest and IDRs
The Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured.
The fair value of the Company's interest in the Seadrill Member and the attached IDRs as of January 2, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs are recognized in the consolidated statement of operations.

iv) Direct Ownership interests
The Company held the following ownership interests in entities controlled by Seadrill Partners as of the date of deconsolidation:

•	70% ownership in Seadrill Operating LP
Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

•	49% ownership in Seadrill Capricorn Holdings LLC
Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

•	39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.
The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.
All of the Company's direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the board of Seadrill Partners.
The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.

Percentages of ownership and book value of investments recorded using equity method
The total investments in Seadrill Partners recorded under the equity method of $2,809 million included the Company's share of the basis difference between the total fair value and the total underlying book value of Seadrill Partners' assets at the deconsolidation date are as follows:

(In US$ millions)	Book value	Fair value	Basis Difference	Seadrill's share of basis difference (1)
Drilling units	3,444	5,245	1,801	1,295
Drilling contracts	—	170	170	142
Goodwill	—	1,214	1,214	352
Total	3,444	6,629	3,185	1,789
(1) Seadrill's share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill's proportional ownership interest in each investee. In the case of Seadrill's investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.
The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

	December 31, 2014	December 31, 2013	December 31, 2012
Varia Perdana Sdn Bhd ("Varia Perdana")	—%	—%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman Drilling")	—%	—%	49.0%
Archer	39.9%	39.9%	39.9%
Asia Offshore Drilling Ltd ("AOD")	(1)	(1)	66.2%
Sevan Drilling ASA ("Sevan Drilling")	(1)	(1)	28.5%
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holdco")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	(2)	(1)	(1)
(1) During these periods the relevant investment was not accounted for under the equity method
(2) As of the deconsolidation date of Seadrill Partners on January 2, 2014, we have recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191
The gain is calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440
Assets and liabilities held in the Company's consolidated balance sheet included as held for sale are shown below:

(In US$ millions)	As at December 31, 2014
ASSETS
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134

Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239

LIABILITIES
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)

Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	(108)